UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  2/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              96

Form 13F Information Table Value Total:  $      247,392
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ABB Ltd ADR                    COM            000375204     3507   183630 SH       SOLE                   0 183630    0
Abbott Laboratories            COM            002824100     2990    55375 SH       SOLE                   0  55375    0
Adobe Systems Inc              COM            00724F101     4789   130200 SH       SOLE                   0 130200    0
Advanced Energy Industries     COM            007973100      248    16465 SH       SOLE                   0  16465    0
Agrium Inc                     COM            008916108     2621    42610 SH       SOLE                   0  42610    0
Allergan Inc                   COM            018490102     2958    46945 SH       SOLE                   0  46945    0
Almost Family Inc              COM            020409108      726    18370 SH       SOLE                   0  18370    0
Amazon com Inc                 COM            023135106     1836    13650 SH       SOLE                   0  13650    0
American Eagle Outfitters      COM            02553E106     2177   128190 SH       SOLE                   0 128190    0
American Superconductor Corp   COM            030111108      217     5310 SH       SOLE                   0   5310    0
American Tower Corp Cl A       COM            029912201     3685    85275 SH       SOLE                   0  85275    0
Amgen Inc                      COM            031162100     3111    54990 SH       SOLE                   0  54990    0
Apple Inc                      COM            037833100     8039    38150 SH       SOLE                   0  38150    0
Applied Materials Inc          COM            038222105     3569   256020 SH       SOLE                   0 256020    0
Atlas Air Worldwide Holdings   COM            049164205     3274    87905 SH       SOLE                   0  87905    0
Biomarin Pharmaceutical Inc    COM            09061G101      739    39295 SH       SOLE                   0  39295    0
Blackrock Inc                  COM            09247X101     2988    12868 SH       SOLE                   0  12868    0
Brigham Exploration            COM            109178103      222    16355 SH       SOLE                   0  16355    0
Bristol Myers Squibb Co        COM            110122108     4302   170357 SH       SOLE                   0 170357    0
Broadcom Corp-Cl A             COM            111320107     3951   125535 SH       SOLE                   0 125535    0
CVS Caremark Corp              COM            126650100     4098   127220 SH       SOLE                   0 127220    0
Celgene Corp                   COM            151020104     4381    78675 SH       SOLE                   0  78675    0
Chesapeake Energy Corp         COM            165167107      582    22485 SH       SOLE                   0  22485    0
Chico's FAS Inc.               COM            168615102     2078   147915 SH       SOLE                   0 147915    0
Children's Place               COM            168905107     1207    36580 SH       SOLE                   0  36580    0
Chipotle Mexican Grill Inc     COM            169656105     1021    11580 SH       SOLE                   0  11580    0
Cisco Systems Inc              COM            17275R102     6227   260125 SH       SOLE                   0 260125    0
Colgate-Palmolive Co           COM            194162103     3490    42485 SH       SOLE                   0  42485    0
Commscope Inc.                 COM            203372107     1820    68615 SH       SOLE                   0  68615    0
Commvault Systems Inc          COM            204166102      828    34945 SH       SOLE                   0  34945    0
Cree Resh Inc                  COM            225447101      657    11655 SH       SOLE                   0  11655    0
Dolby Labratories              COM            25659T107      784    16420 SH       SOLE                   0  16420    0
Dreamworks Animation SKG-A     COM            26153C103     2551    63850 SH       SOLE                   0  63850    0
E M C Corp Mass                COM            268648102     3862   221065 SH       SOLE                   0 221065    0
Ebay Inc                       COM            278642103     2610   110920 SH       SOLE                   0 110920    0
Express Scripts Inc            COM            302182100      481     5570 SH       SOLE                   0   5570    0
Exxon Mobil Corp               COM            30231G102      409     6000 SH       SOLE                   0   6000    0
FMC Corp                       COM            302491303     3643    65325 SH       SOLE                   0  65325    0
Freeport Mcmoran Copper        COM            35671D857     1712    21325 SH       SOLE                   0  21325    0
GSI Commerce Inc               COM            36238G102      802    31590 SH       SOLE                   0  31590    0
General Mills Inc              COM            370334104     2818    39795 SH       SOLE                   0  39795    0
Genzyme Corp General Division  COM            372917104     1585    32335 SH       SOLE                   0  32335    0
Gilead Sciences Inc            COM            375558103     2303    53215 SH       SOLE                   0  53215    0
Goldman Sachs Group Inc        COM            38141G104     4186    24790 SH       SOLE                   0  24790    0
Google                         COM            38259P508     8007    12915 SH       SOLE                   0  12915    0
Guess? Inc                     COM            401617105      720    17030 SH       SOLE                   0  17030    0
Halliburton Company            COM            406216101     3461   115010 SH       SOLE                   0 115010    0
Herbalife Ltd                  COM            G4412G101     3399    83790 SH       SOLE                   0  83790    0
Hewlett-Packard Co             COM            428236103     6747   130990 SH       SOLE                   0 130990    0
Infospace Inc                  COM            45678T300      116    13565 SH       SOLE                   0  13565    0
International Business Machine COM            459200101     5481    41871 SH       SOLE                   0  41871    0
Invesco Ltd                    COM            G491BT108     3685   156880 SH       SOLE                   0 156880    0
Isilon Systems Inc             COM            46432L104      170    24790 SH       SOLE                   0  24790    0
Joy Global Inc.                COM            481165108     3370    65340 SH       SOLE                   0  65340    0
Juniper Networks Inc           COM            48203R104     1714    64285 SH       SOLE                   0  64285    0
Knight Capital Group Inc Cl A  COM            499005106      176    11460 SH       SOLE                   0  11460    0
Kroger Co.                     COM            501044101     4360   212380 SH       SOLE                   0 212380    0
Lowe's Cos Inc                 COM            548661107     3778   161510 SH       SOLE                   0 161510    0
Luminex Corp                   COM            55027E102      781    52285 SH       SOLE                   0  52285    0
MF Global Holdings Ltd         COM            55277J108      157    22520 SH       SOLE                   0  22520    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Marvell Technology Group Ltd   COM            G5876H105     4473   215555 SH       SOLE                   0 215555    0
McDonalds Corp                 COM            580135101     2856    45745 SH       SOLE                   0  45745    0
Microsoft Corp                 COM            594918104     7786   255461 SH       SOLE                   0 255461    0
Monsanto Corp                  COM            61166w101     2762    33785 SH       SOLE                   0  33785    0
Mylan Labs                     COM            628530107     2483   134735 SH       SOLE                   0 134735    0
Myriad Genetics Inc            COM            62855J104     2976   114070 SH       SOLE                   0 114070    0
Nalco Holding Co               COM            62985Q101     2408    94385 SH       SOLE                   0  94385    0
Netezza Corp                   COM            64111N101      132    13635 SH       SOLE                   0  13635    0
Neutral Tandem Inc             COM            64128B108     1624    71395 SH       SOLE                   0  71395    0
Noble Corp                     COM            H5833N103     1701    41790 SH       SOLE                   0  41790    0
Norfolk Southern Corp          COM            655844108     2414    46055 SH       SOLE                   0  46055    0
On Semiconductor Corporation   COM            682189105      147    16710 SH       SOLE                   0  16710    0
Onyx Pharmaceuticals Inc       COM            683399109      766    26110 SH       SOLE                   0  26110    0
Oracle Corp                    COM            68389X105     5023   204775 SH       SOLE                   0 204775    0
PMC-Sierra Inc                 COM            69344F106     2392   276170 SH       SOLE                   0 276170    0
Panera Bread Company           COM            69840W108     1740    26000 SH       SOLE                   0  26000    0
Pep Boys Manny Moe & Jack      COM            713278109      776    91735 SH       SOLE                   0  91735    0
Pepsico Inc                    COM            713448108     3450    56750 SH       SOLE                   0  56750    0
Philip Morris International    COM            718172109     2693    55885 SH       SOLE                   0  55885    0
Qualcomm Inc                   COM            747525103     3736    80760 SH       SOLE                   0  80760    0
Range Resources Corp           COM            75281A109     3047    61120 SH       SOLE                   0  61120    0
Research In Motion             COM            760975102     2520    37317 SH       SOLE                   0  37317    0
Safeway Inc                    COM            786514208     3762   176685 SH       SOLE                   0 176685    0
Schlumberger LTD               COM            806857108     3044    46760 SH       SOLE                   0  46760    0
Silicon Laboratories Inc       COM            826919102     3849    79565 SH       SOLE                   0  79565    0
Sonicwall Inc                  COM            835470105     1037   136230 SH       SOLE                   0 136230    0
Stericycle Inc.                COM            858912108     1745    31625 SH       SOLE                   0  31625    0
Successfactors Inc             COM            864596101      167    10070 SH       SOLE                   0  10070    0
Symantec                       COM            871503108     2204   123200 SH       SOLE                   0 123200    0
TNS Inc.                       COM            872960109     1049    40845 SH       SOLE                   0  40845    0
Timken Co                      COM            887389104     3516   148275 SH       SOLE                   0 148275    0
Transocean Ltd                 COM            H8817H100     4091    49411 SH       SOLE                   0  49411    0
United States Steel Corp       COM            912909108     1006    18250 SH       SOLE                   0  18250    0
United Technologies Corp       COM            913017109     5086    73275 SH       SOLE                   0  73275    0
Yingli Green Energy Holding Co COM            98584B103      194    12270 SH       SOLE                   0  12270    0
Yum! Brands Inc                COM            988498101     2531    72375 SH       SOLE                   0  72375    0


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